Basis of Presentation & Consolidation (Details) - USD ($) shares in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Depreciation and amortization									$ 439,000,000	$ 374,000,000	$ 658,000,000
Net revenues	$ 949,000,000	$ 986,000,000	$ 992,000,000	$ 950,000,000	$ 921,000,000	$ 957,000,000	$ 966,000,000	$ 1,085,000,000	3,877,000,000	3,929,000,000	7,967,000,000
Net income/(loss) attributable to company	(541,000,000)	$ (643,000,000)	(2,077,000,000)	$ (308,000,000)	(76,000,000)	$ (791,000,000)	$ 15,000,000	$ 6,772,000,000	$ (3,569,000,000)	5,920,000,000	(2,783,000,000)
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				57.40%					61.20%
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders									$ 309,000,000	10,000,000	(14,000,000)	[1]
Deconsolidation, Gain (Loss), Amount									0	7,125,000,000	0
Cash Divested from Deconsolidation									0	985,000,000	0
Caesars Entertainment Operating Company [Member]
Variable Interest Entity [Line Items]
Revenues										158,000,000
Net income/(loss) attributable to company										76,000,000
Deconsolidation, Gain (Loss), Amount										7,100,000,000
Cost Method Investments	0								0
Cash Divested from Deconsolidation										220,000,000
Caesars Entertainment Operating Company [Member] | Caesars Enterprise Services [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest in Variable Interest Entity	33,000,000				$ 23,000,000				33,000,000	23,000,000
Social and Mobile Games [Member]
Variable Interest Entity [Line Items]
Payments of Distributions to Affiliates									$ 235,000,000
Contingently Issuable Membership Units [Member] | Caesars Growth Partners
Variable Interest Entity [Line Items]
Business Combination, Contingent Consideration, Asset									32
Variable Interest Entity, Primary Beneficiary [Member] | Caesars Growth Partners
Variable Interest Entity [Line Items]
Net revenues									$ 1,700,000,000	1,600,000,000	1,300,000,000
Net income/(loss) attributable to company									$ 3,100,000,000	$ (18,000,000)	(405,000,000)
Restricted Cash and Cash Equivalent Item, Description									3045	12
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders											160,000,000
Adjustments for New Accounting Pronouncement [Member]
Variable Interest Entity [Line Items]
Revenues										$ 17,000,000	27,000,000
Depreciation and amortization										$ 2,000,000	50,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage									61.00%
Cumulative Effect of New Accounting Principle in Period of Adoption			$ 1,000,000
Caesars Entertainment Operating Company [Member] | Senior Notes [Member]
Variable Interest Entity [Line Items]
Notes Receivable, Related Parties											187,000,000
Caesars Entertainment Operating Company [Member] | Unsecured Debt [Member]
Variable Interest Entity [Line Items]
Notes Receivable, Related Parties											206,000,000
Caesars Entertainment Operating Company [Member] | Caesars Acquisition Company [Member] | Senior Notes [Member]
Variable Interest Entity [Line Items]
Notes Receivable, Related Parties											138,000,000
Caesars Entertainment Operating Company [Member] | Caesars Acquisition Company [Member] | Unsecured Debt [Member]
Variable Interest Entity [Line Items]
Notes Receivable, Related Parties											$ 151,000,000
Adjustments for New Accounting Pronouncement [Member]
Variable Interest Entity [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 0								$ 0

[1]	In 2014, we sold 68,100 of CEC’s shares of CEOC’s common stock to qualified institutional buyers and CEOC granted 86,936 shares of its common stock to employees. We allocated $869 million of accumulated stockholders’ deficit to the noncontrolling interests’ ownership in CEOC based upon the noncontrolling interests’ ownership share as of December 31, 2014, which included $744 million for the allocation of noncontrolling interest resulting from sales and conveyances of CEOC stock.